Taxes - Schedule of Reconciles the Federal statutory Rate to the Group’s Effective Tax Rate (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
U.S. federal statutory tax rate, amount	$ (137,824)	$ 53,440
U.S. federal statutory tax rate, percentage	21.00%	21.00%
State and local income taxes, net of federal income tax effect, amount
State and local income taxes, net of federal income tax effect, percentage
Return-to-provision true-up adjustment, amount	$ (332,660)
Return-to-provision true-up adjustment, percentage	50.69%
Effect of change in tax rates, amount	$ 113,629
Effect of change in tax rates, percentage	(17.31%)
Loss of preferential tax treatment, amount	$ 343,461
Loss of preferential tax treatment, percentage	(52.33%)
Change in valuation allowance
Non-deductible expenses, amount	$ 14,528	$ (280,596)
Non-deductible expenses, percentage	(2.15%)	(110.26%)
Provision for income taxes, amount	$ 504,937	$ (384,307)
Provision for income taxes, percentage	(76.88%)	(151.02%)
Japanese Statutory Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Return-to-provision true-up adjustment, amount	$ (332,660)
Return-to-provision true-up adjustment, percentage	50.69%
Effect of change in tax rates, amount	$ 113,629
Effect of change in tax rates, percentage	(17.31%)
Loss of preferential tax treatment, amount	$ 343,461
Loss of preferential tax treatment, percentage	(52.33%)
Change in valuation allowance
Non-deductible expenses, amount	$ 14,528	$ (280,596)
Non-deductible expenses, percentage	(2.14%)	(110.26%)
Provision for income taxes, amount	$ 504,937	$ (384,307)
Provision for income taxes, percentage	(76.88%)	(151.02%)
Japan statutory income tax rate, amount	$ (227,016)	$ 88,024
Japan statutory income tax rate, percentage	34.59%	34.59%
Japan [Member]
Effective Income Tax Rate Reconciliation [Line Items]
U.S. federal statutory tax rate, percentage	34.59%	34.59%
Foreign tax effects, amount	$ (184,054)	$ (237,639)
Foreign tax effects, percentage	28.04%	(93.38%)
Cayman Islands [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, amount	$ 81,637
Foreign tax effects, percentage	(12.44%)
Cayman Islands [Member] | Japanese Statutory Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, amount	$ 134,468
Foreign tax effects, percentage	(2049.00%)
Other countries [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, amount	$ (82,127)	$ 36,407
Foreign tax effects, percentage	12.51%	14.31%
Change in valuation allowance
Change in valuation allowance, amount	$ 183
Change in valuation allowance, percentage	(0.03%)
Other countries [Member] | Japanese Statutory Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, amount	$ (141,996)	$ 48,169
Foreign tax effects, percentage	21.64%	18.93%
Change in valuation allowance
Change in valuation allowance, amount	$ 183
Change in valuation allowance, percentage	(0.03%)
Singapore [Member]
Change in valuation allowance
Change in valuation allowance, amount	$ 736,560
Change in valuation allowance, percentage	(112.23%)
Singapore [Member] | Japanese Statutory Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, amount	$ (87,824)	$ (283,985)
Foreign tax effects, percentage	13.38%	(111.60%)
Change in valuation allowance
Change in valuation allowance, amount	$ 736,560
Change in valuation allowance, percentage	(112.23%)
Taiwan [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax effects, percentage	20.00%
Change in valuation allowance
Change in valuation allowance, amount	$ (48,396)	$ 44,081
Change in valuation allowance, percentage	7.37%	17.32%
Taiwan [Member] | Japanese Statutory Rate [Member]
Change in valuation allowance
Change in valuation allowance, amount	$ (48,396)	$ 44,081
Change in valuation allowance, percentage	7.37%	17.32%